Income and Expenses - Summary of Asset Impairment (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis Of Income And Expense [Abstract]
Provision for doubtful accounts for trade and other receivables	₱ 4,071	₱ 4,192	₱ 3,438
Inventories and supplies (Note 18)	471	1,528	907
Contract assets	291	223
Property and equipment (Note 9)		1,958	3,913
Other assets		164
Total asset impairment	₱ 4,833	₱ 8,065	₱ 8,258